SCHEDULE OF FOREIGN CURRENCY TRANSLATION AND TRANSACTION (Details)	Mar. 31, 2025	Mar. 31, 2024
Year End [Member] | SINGAPORE
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Translation	1.3410	1.3496
Year End [Member] | AED [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Translation	3.6727	3.6731
Average Rate [Member] | SINGAPORE
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Translation	1.3385	1.3456
Average Rate [Member] | AED [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Currency Translation	3.6734	3.6734